Capital Stock (Tables)	12 Months Ended
Mar. 02, 2013
Changes in Issued and Outstanding Common Shares

The following details the changes in issued and outstanding common shares for the three years ended March 2, 2013:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount

Common shares outstanding as at February 27, 2010	557,329	$2,372	1,459	$(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	2,359	2,753	(160)

Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury stock vested	—	(17)	(359)	17

Common shares outstanding as at March 3, 2012	524,160	2,446	8,711	(299)

Exercise of stock options	—	—	—	—
Stock-based compensation	—	86	—	—
Tax deficiencies related to stock-based compensation	—	(11)	—	—
Purchase of treasury stock	—	—	3,006	(25)
Treasury stock vested	—	(90)	(2,697)	90

Common shares outstanding as at March 2, 2013	524,160	$2,431	9,020	$(234)

Summary of Option Activity

A summary of option activity since February 27, 2010 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36

Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58

Balance as at March 3, 2012	3,618	$73.86

Granted during the year	5,288	7.86
Forfeited/cancelled/expired during the year	(1,646)	60.86

Balance as at March 2, 2013	7,260	$27.53	3.51	$29

Vested and expected to vest as at
March 2, 2013	6,869	$28.60	3.45	$27

Exercisable as at March 2, 2013	2,073	$74.76	0.91	$—

Summary of Unvested Stock Options

A summary of unvested stock options since March 3, 2012 is shown below:

	Options Outstanding
	Number (000’s)	Weighted-Average Grant Date Fair Value

Balance as at March 3, 2012	599	$41.53

Granted during the year	5,288	4.20
Vested during the year	(339)	41.43
Forfeited during the year	(361)	23.68

Balance as at March 2, 2013	5,187	$4.71

Option-Pricing Model Assumptions

The weighted-average fair value of these grants was calculated using the Black-Scholes Merton option-pricing model with the following assumptions:

March 2, 2013
Weighted-average grant date fair value of stock options granted during the periods	$4.20

Assumptions:
Risk-free interest rates	0.5%
Expected life in years	4.25
Expected dividend yield	0%
Volatility	69.5%

Restricted Share Unit Activity

A summary of RSU activity since March 3, 2012 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted- Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 27, 2010	1,449	$66.09

Granted during the year	1,532	50.45
Vested during the year	(177)	67.64
Cancelled during the year	(101)	58.34

Balance as at February 26, 2011	2,703	$57.40

Granted during the year	7,093	25.33
Vested during the year	(359)	60.42
Cancelled during the year	(842)	45.73

Balance as at March 3, 2012	8,595	$31.96

Granted during the year	11,189	7.94
Vested during the year	(2,697)	38.96
Cancelled during the year	(1,902)	25.46

Balance as at March 2, 2013	15,185	$13.83	1.59	$201